UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

November 30, 2015

MBSCEN-QTLY-0116
1.841407.109

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 97.2%
	Principal Amount	Value
Fannie Mae - 55.1%
1.875% 10/1/34 (a)	7,228	7,457
1.88% 1/1/35 (a)	5,548	5,756
1.88% 1/1/35 (a)	502,221	521,070
1.885% 10/1/33 (a)	4,253	4,403
1.899% 2/1/33 (a)	3,211	3,327
1.94% 7/1/35 (a)	36,631	38,120
1.941% 3/1/35 (a)	49,440	51,357
2.006% 10/1/33 (a)	34,993	36,342
2.006% 12/1/34 (a)	103,040	107,011
2.07% 4/1/37 (a)	175,239	183,521
2.115% 12/1/34 (a)	22,419	23,495
2.135% 1/1/35 (a)	341,750	357,695
2.175% 3/1/35 (a)	9,281	9,615
2.19% 3/1/37 (a)	46,613	49,159
2.23% 7/1/34 (a)	58,318	60,993
2.278% 6/1/47 (a)	260,081	276,117
2.298% 3/1/40 (a)	779,687	827,950
2.302% 6/1/36 (a)	83,250	87,615
2.31% 12/1/39 (a)	428,569	455,757
2.311% 3/1/33 (a)	177,874	186,797
2.317% 5/1/36 (a)	323,523	341,541
2.352% 7/1/35 (a)	206,111	217,959
2.391% 9/1/36 (a)	143,985	152,067
2.393% 9/1/36 (a)	138,457	145,718
2.403% 11/1/36 (a)	180,334	190,925
2.458% 3/1/35 (a)	132,183	140,361
2.46% 9/1/35 (a)	157,275	166,050
2.465% 5/1/35 (a)	433,313	457,760
2.468% 6/1/36 (a)	619,954	659,282
2.5% 9/1/22 to 8/1/43	120,224,008	121,123,235
2.5% 12/1/30 (b)	200,000	202,641
2.525% 5/1/36 (a)	300,041	319,075
2.532% 10/1/33 (a)	186,994	198,649
2.557% 6/1/42 (a)	564,100	580,345
2.68% 7/1/34 (a)	426,720	453,790
2.686% 2/1/42 (a)	2,741,909	2,842,540
2.756% 1/1/42 (a)	2,410,391	2,502,003
2.78% 9/1/37 (a)	57,132	60,757
2.872% 7/1/43 (a)	13,053,878	13,501,665
2.951% 11/1/40 (a)	332,607	346,650
2.98% 9/1/41 (a)	375,849	392,673
2.991% 10/1/41 (a)	162,917	169,933
3% 12/1/26 to 12/1/45	418,314,986	421,890,750
3% 12/1/30 (b)	29,500,000	30,541,279
3% 12/1/45 (b)	53,800,000	54,033,379
3% 12/1/45 (b)	38,900,000	39,068,744
3% 12/1/45 (b)	12,500,000	12,554,224
3% 12/1/45 (b)	15,200,000	15,265,936
3% 12/1/45 (b)	32,000,000	32,138,813
3% 12/1/45 (b)	16,300,000	16,370,708
3.007% 8/1/41 (a)	2,042,325	2,133,272
3.243% 7/1/41 (a)	605,813	637,838
3.3% 10/1/41 (a)	300,461	313,796
3.346% 9/1/41 (a)	595,224	632,984
3.463% 12/1/40 (a)	23,342,364	24,678,926
3.5% 4/1/24 to 11/1/45	593,834,577	618,759,112
3.5% 12/1/45 (b)	166,900,000	172,874,553
3.5% 12/1/45 (b)	20,400,000	21,130,263
3.5% 12/1/45 (b)	39,400,000	40,810,410
3.5% 12/1/45 (b)	446,241	464,237
3.553% 7/1/41 (a)	694,676	732,076
4% 9/1/24 to 8/1/45	562,475,223	598,774,795
4% 12/1/45 (b)	38,100,000	40,421,361
4% 12/1/45 (b)	16,000,000	16,974,850
4% 12/1/45 (b)	50,000,000	53,046,405
4.5% 4/1/21 to 4/1/45	300,005,772	326,412,185
4.5% 12/1/45 (b)	51,500,000	55,670,362
4.5% 12/1/45 (b)	26,400,000	28,537,817
5% 3/1/18 to 3/1/45	72,398,841	80,416,530
5% 12/1/45 (b)	5,500,000	6,066,470
5% 12/1/45 (b)	24,000,000	26,471,870
5.204% 7/1/37 (a)	70,270	74,649
5.5% 12/1/17 to 9/1/41	109,408,731	123,066,843
5.565% 8/1/46 (a)	64,559	67,925
6% 2/1/17 to 1/1/42	26,960,626	30,762,753
6.5% 1/1/16 to 4/1/37	4,106,338	4,629,940
7% 9/1/21 to 7/1/37	3,023,796	3,493,522
7.5% 12/1/22 to 2/1/32	1,307,893	1,531,208
8% 12/1/17 to 3/1/37	25,883	31,151
8.5% 12/1/16 to 7/1/31	9,490	11,307
9.5% 4/1/16 to 2/1/25	31,599	34,129
		3,049,986,548
Freddie Mac - 18.4%
1.549% 8/1/37 (a)	65,292	66,716
1.825% 3/1/37 (a)	31,637	32,950
1.925% 3/1/35 (a)	196,603	203,285
1.948% 1/1/36 (a)	160,294	166,700
1.991% 3/1/36 (a)	323,276	336,917
2.026% 12/1/35 (a)	480,367	500,465
2.034% 2/1/37 (a)	328,702	343,272
2.05% 6/1/37 (a)	54,153	56,626
2.095% 8/1/37 (a)	141,076	148,227
2.096% 11/1/35 (a)	368,150	385,782
2.105% 3/1/36 (a)	399,405	418,483
2.121% 5/1/37 (a)	136,343	143,345
2.275% 6/1/33 (a)	417,162	438,502
2.333% 4/1/37 (a)	166,938	177,302
2.361% 10/1/42 (a)	2,837,968	3,001,691
2.368% 10/1/36 (a)	573,116	603,186
2.385% 6/1/37 (a)	45,642	48,348
2.399% 10/1/35 (a)	243,954	257,133
2.415% 6/1/37 (a)	468,923	498,670
2.436% 5/1/37 (a)	127,194	135,263
2.489% 4/1/36 (a)	338,267	359,243
2.491% 6/1/37 (a)	97,335	102,976
2.515% 6/1/33 (a)	1,291,247	1,369,423
2.595% 4/1/37 (a)	15,515	16,499
2.604% 3/1/35 (a)	1,987,062	2,113,117
2.67% 6/1/36 (a)	123,486	131,320
2.757% 12/1/36 (a)	577,177	613,792
2.76% 3/1/33 (a)	11,317	12,035
2.795% 7/1/36 (a)	134,343	142,865
3% 8/1/42 to 9/1/45	239,862,385	241,059,618
3.083% 9/1/41 (a)	3,419,293	3,560,780
3.176% 10/1/35 (a)	75,462	80,249
3.211% 9/1/41 (a)	394,245	412,292
3.226% 4/1/41 (a)	416,361	436,002
3.292% 7/1/41 (a)	1,996,917	2,092,963
3.293% 6/1/41 (a)	443,176	466,726
3.432% 12/1/40 (a)	10,833,682	11,356,765
3.451% 5/1/41 (a)	359,359	374,123
3.5% 6/1/27 to 11/1/45 (c)(d)	335,761,264	348,167,853
3.617% 6/1/41 (a)	625,509	662,218
3.706% 5/1/41 (a)	547,837	580,106
4% 6/1/33 to 5/1/45	183,681,615	195,623,430
4.5% 6/1/25 to 1/1/45 (d)	71,689,566	78,067,969
5% 6/1/20 to 7/1/41	65,410,276	72,600,148
5.107% 4/1/38 (a)	454,953	483,672
5.5% 10/1/17 to 4/1/41	26,357,304	29,440,436
6% 7/1/16 to 12/1/37	5,102,319	5,776,991
6.5% 2/1/16 to 9/1/39	9,680,624	11,098,172
7% 6/1/21 to 9/1/36	2,780,701	3,232,018
7.5% 1/1/16 to 6/1/32	51,507	60,788
8% 7/1/16 to 1/1/37	95,806	115,041
8.5% 5/1/17 to 9/1/29	86,045	101,334
9% 5/1/17 to 10/1/20	233	246
9.5% 5/1/21 to 7/1/21	789	863
10% 11/15/18 to 8/1/21	318	347
11% 7/1/19 to 9/1/20	70	79
		1,018,675,362
Ginnie Mae - 23.7%
3% 5/15/42 to 7/20/45	143,082,286	145,624,457
3% 12/1/45 (b)	43,600,000	44,311,687
3% 12/1/45 (b)	42,400,000	43,092,099
3.5% 11/15/40 to 8/20/45	267,265,645	279,750,261
3.5% 12/1/45 (b)	78,400,000	81,879,745
3.5% 12/1/45 (b)	39,200,000	40,939,872
3.5% 12/1/45 (b)	34,900,000	36,449,019
3.5% 12/1/45 (b)	24,500,000	25,587,420
3.5% 1/1/46	73,400,000	76,465,720
3.5% 1/1/46	24,500,000	25,523,299
3.5% 1/1/46	34,900,000	36,357,679
3.5% 1/1/46	14,700,000	15,313,979
3.5% 1/1/46	17,300,000	18,022,574
4% 2/15/39 to 11/20/45	168,690,766	179,889,540
4.5% 6/20/33 to 8/15/41	167,087,695	181,820,093
5% 12/15/32 to 9/15/41	49,948,106	56,005,706
5.5% 4/15/29 to 9/15/39	7,879,140	8,929,469
6% 10/15/30 to 5/15/40	8,125,703	9,329,471
6.5% 3/20/31 to 11/15/37	875,407	1,015,101
7% 10/15/22 to 3/15/33	2,745,626	3,221,964
7.5% 1/15/17 to 9/15/31	1,262,435	1,468,538
8% 8/15/16 to 11/15/29	450,821	521,181
8.5% 4/15/17 to 1/15/31	73,807	88,126
9% 8/15/19 to 1/15/23	3,500	3,892
9.5% 12/15/20 to 2/15/25	1,520	1,699
10.5% 3/20/16 to 1/20/18	3,262	3,456
11% 3/20/16 to 9/20/19	1,521	1,714
		1,311,617,761
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $5,345,444,898)		5,380,279,671

Collateralized Mortgage Obligations - 11.4%
U.S. Government Agency - 11.4%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1.021% 2/25/32 (a)	59,017	59,989
Series 2002-39 Class FD, 1.1993% 3/18/32 (a)	94,664	96,776
Series 2002-60 Class FV, 1.221% 4/25/32 (a)	123,315	126,353
Series 2002-63 Class FN, 1.221% 10/25/32 (a)	169,093	173,157
Series 2002-7 Class FC, 0.971% 1/25/32 (a)	62,903	64,355
Series 2002-94 Class FB, 0.621% 1/25/18 (a)	71,803	72,002
Series 2003-118 Class S, 7.879% 12/25/33 (a)(e)(f)	1,950,922	451,659
Series 2006-104 Class GI, 6.459% 11/25/36 (a)(e)(f)	1,451,506	287,510
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	94,671	103,689
Series 1993-207 Class H, 6.5% 11/25/23	1,137,330	1,266,870
Series 1994-23 Class PZ, 6% 2/25/24	3,082,707	3,380,557
Series 1996-28 Class PK, 6.5% 7/25/25	367,109	409,242
Series 1999-17 Class PG, 6% 4/25/29	960,389	1,049,141
Series 1999-32 Class PL, 6% 7/25/29	864,654	946,107
Series 1999-33 Class PK, 6% 7/25/29	568,504	623,400
Series 2001-52 Class YZ, 6.5% 10/25/31	67,822	78,523
Series 2003-28 Class KG, 5.5% 4/25/23	664,829	720,924
Series 2004-21 Class QE, 4.5% 11/25/32	99,539	101,638
Series 2005-102 Class CO, 11/25/35(g)	538,713	484,203
Series 2005-73 Class SA, 16.9754% 8/25/35 (a)(f)	208,175	264,559
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	889,382
Series 2006-105 Class MD, 5.5% 6/25/35	421,706	426,645
Series 2006-12 Class BO, 10/25/35(g)	2,299,430	2,145,506
Series 2006-37 Class OW, 5/25/36(g)	271,012	240,333
Series 2006-45 Class OP, 6/25/36(g)	700,100	620,332
Series 2006-62 Class KP, 4/25/36(g)	1,018,925	927,658
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	196,326	229,330
Series 1999-25 Class Z, 6% 6/25/29	757,342	851,049
Series 2001-20 Class Z, 6% 5/25/31	996,645	1,090,269
Series 2001-31 Class ZC, 6.5% 7/25/31	535,578	614,450
Series 2002-16 Class ZD, 6.5% 4/25/32	258,059	299,531
Series 2002-74 Class SV, 7.329% 11/25/32 (a)(e)	1,240,763	225,639
Series 2002-79 Class Z, 5.5% 11/25/22	1,367,796	1,507,776
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,684,055
Series 2012-67 Class AI, 4.5% 7/25/27 (e)	3,679,094	506,150
Series 06-116 Class SG, 6.419% 12/25/36 (a)(e)(f)	930,365	179,946
Series 07-40 Class SE, 6.219% 5/25/37 (a)(e)(f)	597,661	99,169
Series 1993-165 Class SH, 19.1747% 9/25/23(a)(f)	45,719	61,485
Series 2003-21 Class SK, 7.879% 3/25/33 (a)(e)(f)	162,552	43,886
Series 2003-35 Class TQ, 7.279% 5/25/18 (a)(e)(f)	74,230	4,401
Series 2005-72 Class ZC, 5.5% 8/25/35	6,061,317	6,770,590
Series 2007-57 Class SA, 39.294% 6/25/37 (a)(f)	460,555	956,461
Series 2007-66:
Class SA, 38.274% 7/25/37 (a)(f)	695,826	1,370,487
Class SB, 38.274% 7/25/37 (a)(f)	310,330	592,028
Series 2008-12 Class SG, 6.129% 3/25/38 (a)(e)(f)	4,100,949	735,588
Series 2009-114 Class AI, 5% 12/25/23 (e)	666,233	23,632
Series 2009-16 Class SA, 6.029% 3/25/24 (a)(e)(f)	334,262	9,895
Series 2009-76 Class MI, 5.5% 9/25/24 (e)	332,407	14,636
Series 2009-85 Class IB, 4.5% 8/25/24 (e)	405,062	33,545
Series 2009-93 Class IC, 4.5% 9/25/24 (e)	608,184	49,207
Series 2010-112 Class SG, 6.139% 6/25/21 (a)(e)(f)	525,152	36,987
Series 2010-12 Class AI, 5% 12/25/18 (e)	1,437,699	71,005
Series 2010-135 Class LS, 5.829% 12/25/40 (a)(e)(f)	3,723,147	666,428
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	3,658,772	515,792
Series 2010-17 Class DI, 4.5% 6/25/21 (e)	396,613	22,546
Series 2010-23:
Class AI, 5% 12/25/18 (e)	594,900	25,894
Class HI, 4.5% 10/25/18 (e)	427,741	19,904
Series 2010-29 Class LI, 4.5% 6/25/19 (e)	1,294,511	56,594
Series 2010-97 Class CI, 4.5% 8/25/25 (e)	1,313,068	94,283
Series 2011-39 Class ZA, 6% 11/25/32	2,524,771	2,883,824
Series 2011-67 Class AI, 4% 7/25/26 (e)	1,128,068	131,745
Series 2011-83 Class DI, 6% 9/25/26 (e)	1,798,669	232,218
Series 2013-N1 Class A, 6.499% 6/25/35 (a)(e)(f)	2,974,542	669,217
Series 2015-70 Class JC, 3% 10/25/45	19,769,016	20,306,557
Series 2015-78 Class CA, 3% 11/25/45	48,473,550	49,715,583
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (e)	215,463	9,596
Class 5, 5.5% 7/25/33 (e)	549,842	117,026
Series 343 Class 16, 5.5% 5/25/34 (e)	450,047	87,276
Series 348 Class 14, 6.5% 8/25/34 (a)(e)	326,231	71,831
Series 351:
Class 12, 5.5% 4/25/34 (a)(e)	221,302	40,681
Class 13, 6% 3/25/34 (e)	294,655	60,164
Series 359 Class 19, 6% 7/25/35 (a)(e)	202,169	41,728
Series 384 Class 6, 5% 7/25/37 (e)	2,616,339	513,293
Freddie Mac:
floater:
Series 2412 Class FK, 0.997% 1/15/32 (a)	47,186	47,950
Series 2423 Class FA, 1.097% 3/15/32 (a)	66,137	67,501
Series 2424 Class FM, 1.197% 3/15/32 (a)	84,354	86,441
Series 2432:
Class FE, 1.097% 6/15/31 (a)	118,515	120,988
Class FG, 1.097% 3/15/32 (a)	39,139	39,934
Series 3346 Class FA, 0.427% 2/15/19 (a)	318,225	318,507
floater target amortization class Series 3366 Class FD, 0.447% 5/15/37 (a)	2,784,594	2,781,837
planned amortization class:
Series 2006-15 Class OP, 3/25/36(g)	1,898,538	1,658,771
Series 2095 Class PE, 6% 11/15/28	1,074,471	1,179,597
Series 2101 Class PD, 6% 11/15/28	99,495	108,767
Series 2121 Class MG, 6% 2/15/29	432,824	473,743
Series 2131 Class BG, 6% 3/15/29	2,901,532	3,183,848
Series 2137 Class PG, 6% 3/15/29	461,635	505,693
Series 2154 Class PT, 6% 5/15/29	724,641	792,504
Series 2162 Class PH, 6% 6/15/29	176,397	192,460
Series 2425 Class JH, 6% 3/15/17	54,448	55,817
Series 2520 Class BE, 6% 11/15/32	987,194	1,081,939
Series 2585 Class KS, 7.403% 3/15/23 (a)(e)(f)	67,662	9,578
Series 2693 Class MD, 5.5% 10/15/33	2,587,823	2,913,506
Series 2802 Class OB, 6% 5/15/34	1,960,695	2,185,036
Series 2937 Class KC, 4.5% 2/15/20	2,425,514	2,526,588
Series 2962 Class BE, 4.5% 4/15/20	2,452,636	2,569,077
Series 3002 Class NE, 5% 7/15/35	2,770,281	3,029,036
Series 3110 Class OP, 9/15/35(g)	1,319,929	1,260,927
Series 3119 Class PO, 2/15/36(g)	2,119,905	1,896,605
Series 3121 Class KO, 3/15/36(g)	427,801	381,427
Series 3123 Class LO, 3/15/36(g)	1,251,133	1,117,429
Series 3145 Class GO, 4/15/36(g)	1,185,418	1,103,092
Series 3189 Class PD, 6% 7/15/36	2,745,136	3,119,330
Series 3225 Class EO, 10/15/36(g)	715,065	632,810
Series 3258 Class PM, 5.5% 12/15/36	1,186,893	1,325,541
Series 3415 Class PC, 5% 12/15/37	1,067,600	1,147,742
Series 3786 Class HI, 4% 3/15/38 (e)	3,334,599	383,369
Series 3806 Class UP, 4.5% 2/15/41	6,532,931	7,001,442
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,847,976
sequential payer:
Series 2135 Class JE, 6% 3/15/29	202,678	221,651
Series 2274 Class ZM, 6.5% 1/15/31	230,541	264,324
Series 2281 Class ZB, 6% 3/15/30	567,671	618,779
Series 2303 Class ZV, 6% 4/15/31	254,608	279,501
Series 2357 Class ZB, 6.5% 9/15/31	1,704,481	1,978,930
Series 2502 Class ZC, 6% 9/15/32	506,926	558,053
Series 2519 Class ZD, 5.5% 11/15/32	904,356	981,755
Series 2546 Class MJ, 5.5% 3/15/23	417,788	446,038
Series 2601 Class TB, 5.5% 4/15/23	198,300	218,417
Series 2998 Class LY, 5.5% 7/15/25	542,748	592,882
Series 06-3115 Class SM, 6.403% 2/15/36 (a)(e)(f)	768,308	132,134
Series 2013-4281 Class AI, 4% 12/15/28 (e)	12,267,600	1,399,047
Series 2844:
Class SC, 45.5195% 8/15/24 (a)(f)	26,676	45,440
Class SD, 83.889% 8/15/24 (a)(f)	39,246	92,264
Series 2935 Class ZK, 5.5% 2/15/35	6,872,196	7,746,217
Series 2947 Class XZ, 6% 3/15/35	3,010,119	3,402,134
Series 3055 Class CS, 6.393% 10/15/35 (a)(e)	1,137,355	205,164
Series 3244 Class SG, 6.463% 11/15/36 (a)(e)(f)	2,781,622	535,633
Series 3274 Class SM, 6.233% 2/15/37 (a)(e)	1,331,019	239,046
Series 3284 Class CI, 5.923% 3/15/37 (a)(e)	6,327,558	1,155,494
Series 3287 Class SD, 6.553% 3/15/37 (a)(e)(f)	4,093,081	824,680
Series 3297 Class BI, 6.563% 4/15/37 (a)(e)(f)	6,057,380	1,233,681
Series 3336 Class LI, 6.383% 6/15/37 (a)(e)	2,142,533	335,340
Series 3772 Class BI, 4.5% 10/15/18 (e)	1,523,827	71,711
Series 3949 Class MK, 4.5% 10/15/34	1,972,007	2,122,048
Series 4471 Class PA 4% 12/15/40	27,332,598	28,686,704
target amortization class Series 2156 Class TC, 6.25% 5/15/29	592,342	653,680
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.097% 2/15/24 (a)	244,229	247,587
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	456,374	499,613
Series 2056 Class Z, 6% 5/15/28	839,972	919,642
Freddie Mac Multi-family Strutured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	15,882,859	18,004,819
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.493% 6/16/37 (a)(e)(f)	1,154,651	197,373
Series 2010-H03 Class FA, 0.7435% 3/20/60 (a)(h)	12,831,472	12,778,178
Series 2010-H17 Class FA, 0.5235% 7/20/60 (a)(h)	1,380,523	1,374,483
Series 2010-H18 Class AF, 0.4947% 9/20/60 (a)(h)	1,638,445	1,620,350
Series 2010-H19 Class FG, 0.4947% 8/20/60 (a)(h)	1,979,641	1,958,147
Series 2010-H27 Series FA, 0.5747% 12/20/60 (a)(h)	3,355,417	3,328,080
Series 2011-H05 Class FA, 0.6947% 12/20/60 (a)(h)	5,313,537	5,294,446
Series 2011-H07 Class FA, 0.6947% 2/20/61 (a)(h)	10,230,154	10,195,011
Series 2011-H12 Class FA, 0.6847% 2/20/61 (a)(h)	13,612,569	13,567,075
Series 2011-H13 Class FA, 0.6947% 4/20/61 (a)(h)	5,185,581	5,167,437
Series 2011-H14:
Class FB, 0.6947% 5/20/61 (a)(h)	6,089,830	6,066,256
Class FC, 0.6947% 5/20/61 (a)(h)	5,445,516	5,425,388
Series 2011-H17 Class FA, 0.7247% 6/20/61 (a)(h)	7,120,455	7,103,636
Series 2011-H20 Class FA, 0.7447% 9/20/61 (a)(h)	15,461,845	15,433,338
Series 2011-H21 Class FA, 0.7947% 10/20/61 (a)(h)	8,010,690	8,011,860
Series 2012-H01 Class FA, 0.8947% 11/20/61 (a)(h)	6,744,901	6,759,600
Series 2012-H03 Class FA, 0.8947% 1/20/62 (a)(h)	4,307,704	4,317,076
Series 2012-H06 Class FA, 0.8247% 1/20/62 (a)(h)	6,457,675	6,465,237
Series 2012-H07 Class FA, 0.8247% 3/20/62 (a)(h)	3,977,567	3,986,171
Series 2012-H23 Class WA, 0.7147% 10/20/62 (a)(h)	211,910	211,248
Series 2012-H26, Class CA, 0.7247% 7/20/60 (a)(h)	14,737,942	14,728,088
Series 2013-H07 Class BA, 0.5547% 3/20/63 (a)(h)	253,820	250,819
Series 2014-H03 Class FA, 0.7947% 1/20/64 (a)(h)	6,237,855	6,238,949
Series 2014-H05 Class FB, 0.7947% 12/20/63 (a)(h)	15,830,017	15,779,642
Series 2014-H11 Class BA, 0.6947% 6/20/64 (a)(h)	5,226,607	5,206,066
Series 2015-H07 Class FA, 0.3% 3/20/65 (a)(h)	26,460,007	26,406,547
Series 2015-H13 Class FL, 0.4747% 5/20/63 (a)(h)	41,836,254	41,755,975
Series 2015-H19 Class FA, 0.3947% 4/20/63 (a)(h)	36,647,580	36,537,183
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	1,001,622	1,133,006
Series 1997-8 Class PE, 7.5% 5/16/27	413,041	485,074
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	2,577,214	422,523
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	4,016,799	4,451,535
Series 2004-32 Class GS, 6.303% 5/16/34 (a)(e)(f)	620,722	137,436
Series 2004-73 Class AL, 7.003% 8/17/34 (a)(e)(f)	744,584	141,222
Series 2007-35 Class SC, 39.018% 6/16/37 (a)(f)	49,492	95,577
Series 2010-14 Class SN, 5.753% 2/16/40 (a)(e)(f)	4,851,967	934,424
Series 2010-98 Class HS, 6.3933% 8/20/40 (a)(e)	3,706,578	519,322
Series 2010-H10 Class FA, 0.5235% 5/20/60 (a)(h)	4,393,130	4,349,900
Series 2012-76 Class GS, 6.503% 6/16/42 (a)(e)(f)	2,481,563	490,522
Series 2012-97 Class JS, 6.053% 8/16/42 (a)(e)(f)	7,895,637	1,360,095
Series 2013-124:
Class ES, 8.391% 4/20/39 (a)(f)	6,306,490	6,992,839
Class ST, 8.5243% 8/20/39 (a)(f)	11,846,739	13,877,051
Series 2013-147 Class A/S, 5.9433% 10/20/43 (a)(e)	6,801,665	1,090,603
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	60,137,408	61,120,703
Series 2015-H17:
Class GZ, 4.4503% 5/20/65 (a)(h)	725,682	801,391
Class HA, 2.5% 5/20/65 (h)	25,379,655	25,797,097
Series 2015-H21 Class HA, 2.5% 6/20/63 (h)	1,384,289	1,406,628
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.3433% 7/20/40 (a)(e)	4,166,683	576,151
		631,559,861
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $628,113,552)		631,559,861

Commercial Mortgage Securities - 2.3%
Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.547% 4/25/19 (a)	202,186	202,001
sequential payer:
Series K033 Class A2, 3.06% 7/25/23	42,446,797	43,921,445
Series K034 Class A2, 3.531% 7/25/23	25,582,377	27,286,115
Series K035 Class A2, 3.458% 8/25/23	5,084,000	5,390,298
Series K037 Class A2, 3.49% 1/25/24	3,950,000	4,177,437
Series K032 Class A2, 3.31% 5/25/23	8,094,000	8,518,092
Series K036 Class A2, 3.527% 10/25/23	13,325,000	14,183,992
Series K720 Class A2, 2.716% 6/25/22	15,369,000	15,670,039
Freddie Mac Multi-family Strutured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	8,171,000	8,630,724
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $124,548,949)		127,980,143
	Maturity Amount	Value

Cash Equivalents - 5.6%
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Treasury Obligations) #	3,203,010	$3,203,000
0.13%, dated 11/30/15 due 12/1/15 (Collateralized by U.S. Government Obligations) #	308,675,115	308,674,000
TOTAL CASH EQUIVALENTS
(Cost $311,877,000)		311,877,000
TOTAL INVESTMENT PORTFOLIO - 116.5%
(Cost $6,409,984,399)		6,451,696,675
NET OTHER ASSETS (LIABILITIES) - (16.5)%		(913,963,615)
NET ASSETS - 100%		$5,537,733,060

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/45	$(38,900,000)	$(39,068,744)
3% 12/1/45	(12,500,000)	(12,554,224)
3% 12/1/45	(38,900,000)	(39,068,744)
3% 12/1/45	(12,500,000)	(12,554,224)
3.5% 12/1/45	(20,400,000)	(21,130,263)
3.5% 12/1/45	(20,400,000)	(21,130,263)
4% 12/1/45	(16,000,000)	(16,974,850)
4% 12/1/45	(16,000,000)	(16,974,850)

TOTAL FANNIE MAE		(179,456,162)

Freddie Mac
3% 12/1/45	(4,600,000)	(4,614,204)
Ginnie Mae
3.5% 12/1/45	(5,000,000)	(5,221,923)
3.5% 12/1/45	(73,400,000)	(76,657,822)
3.5% 12/1/45	(24,500,000)	(25,587,420)
3.5% 12/1/45	(34,900,000)	(36,449,019)
3.5% 12/1/45	(14,700,000)	(15,352,452)
3.5% 12/1/45	(24,500,000)	(25,587,420)

TOTAL GINNIE MAE		(184,856,056)

TOTAL TBA SALE COMMITMENTS
(Proceeds $368,376,007)		$(368,926,422)

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2020	$64,300,000	3-month LIBOR	2%	$(421,342)	$0	$(421,342)
LCH	Dec. 2025	94,500,000	3-month LIBOR	2.5%	(976,363)	0	(976,363)
LCH	Dec. 2045	15,350,000	3-month LIBOR	2.75%	(655,455)	0	(655,455)

TOTAL INTEREST RATE SWAPS					$(2,053,160)	$0	$(2,053,160)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $10,248,586.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $305,982.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

Investment Valuation

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$3,203,000 due 12/01/15 at 0.11%
BNP Paribas Securities Corp.	$2,078,216
Bank of Nova Scotia	1,105,434
Merrill Lynch, Pierce, Fenner & Smith, Inc.	19,350
$3,203,000
$308,674,000 due 12/01/15 at 0.13%
Commerz Markets LLC	308,674,000
$308,674,000

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $6,409,458,450. Net unrealized appreciation aggregated $42,238,225, of which $63,529,133 related to appreciated investment securities and $21,290,908 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016